Cover Page	12 Months Ended
Dec. 31, 2024 shares
Document Information [Line Items]
Amendment Flag	false
Document Type	20-F
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Entity Central Index Key	0001549802
Entity Registrant Name	JD.com, Inc.
Current Fiscal Year End Date	--12-31
Document Period End Date	Dec. 31, 2024
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Entity Shell Company	false
Document Annual Report	true
Document Registration Statement	false
Document Transition Report	false
Entity File Number	001-36450
Document Shell Company Report	false
Document Accounting Standard	U.S. GAAP
Entity Interactive Data Current	Yes
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	20th Floor, Building A
Entity Address, Address Line Two	No. 18 Kechuang 11 Street
Entity Address, Address Line Three	Yizhuang Economic and Technological Development Zone
Entity Address, City or Town	Daxing District
Entity Address, Postal Zip Code	101111
Entity Address, Country	CN
Auditor Name	Deloitte Touche Tohmatsu Certified Public Accountants LLP
ICFR Auditor Attestation Flag	true
Auditor Location	Beijing, the People’s Republic of China
Auditor Firm ID	1113
Document Financial Statement Error Correction [Flag]	false
Business contact
Document Information [Line Items]
Entity Address, Address Line One	20th Floor, Building A
Entity Address, Address Line Two	No. 18 Kechuang 11 Street
Entity Address, Address Line Three	Yizhuang Economic and Technological Development Zone
Entity Address, City or Town	Daxing District
Entity Address, Postal Zip Code	101111
Contact Personnel Name	Ian Su Shan
City Area Code	86
Entity Address, Country	CN
Local Phone Number	10 8911-8888
Contact Personnel Email Address	Email: ir@jd.com
American depositary shares
Document Information [Line Items]
Trading Symbol	JD
Title of 12(b) Security	American depositary shares
Security Exchange Name	NASDAQ
Class A ordinary shares
Document Information [Line Items]
Title of 12(b) Security	Class A ordinary shares
Entity Common Stock, Shares Outstanding	2,587,441,679
Class B ordinary shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	322,483,772
Ordinary shares | HKD
Document Information [Line Items]
Trading Symbol	9618
Ordinary shares | CNY
Document Information [Line Items]
Trading Symbol	89618